Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [text block] [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

33. SUPPLEMENTAL CASH FLOW INFORMATION

Cash and cash equivalents were comprised of the following:

As at,	December 31, 2021	December 31, 2020	December 31, 2019
Cash	$1,368,559	$687,967	$542,537
Short-term investments(1)	81,034	130,411	484,685
Cash and cash equivalents	$1,449,593	$818,378	$1,027,222

____________

(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Income taxes paid, net of income taxes received was comprised of the following:

For the years ended December 31,	2021	2020	2019
Income taxes paid	$(94,290)	$(53,842)	$(101,952)
Income taxes received	48	399	6,497
	$(94,242)	$(53,443)	$(95,455)

Interest paid, net of interest received was comprised of the following:

For the years ended December 31,	2021	2020	2019
Interest paid	$(158,806)	$(188,969)	$(195,671)
Interest received	4,373	8,997	19,559
	$(154,433)	$(179,972)	$(176,112)

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2021	$3,187,152	$37,574	$29,051
Cash outflows	—	(6,914)	(2,178)
Cash inflows	619,900	—	—
Debt issue costs	(6,834)	—	—
Prepayment option at inception – 2026 Senior Secured Notes	1,896	—	—
Amortization of deferred financing costs, prepayment options and loss on repayment	558	—	—
Non-cash additions	—	—	10,074
Interest paid	—	—	(1,499)
Interest accrued	—	—	1,499
Non-cash disposals	—	—	(939)
Impact of foreign exchange	(10,075)	(316)	(330)
Balance as at December 31, 2021	$3,792,597	$30,344	$35,678
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2020	$3,712,799	$46,951	$28,582
Cash outflows	(453,592)	(9,031)	(1,793)
Loss on repayment (Note 24)	2,284	—	—
Amortization of deferred financing costs, prepayment options and loss on repayment	428	—	—
Non-cash additions	—	—	2,788
Interest paid	—	—	(1,649)
Interest accrued	—	—	1,349
Other	—	182	(91)
Impact of foreign exchange	(74,767)	(528)	(135)
Balance as at December 31, 2020	$3,187,152	$37,574	$29,051
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2019	$3,724,228	$58,913	$369
Cash outflows	(3,743,465)	(9,644)	(1,252)
Cash inflows	3,786,082	—	—
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 24)	107,065	—	—
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	22,461	—	—
Debt issue costs	(28,082)	—	—
Debt issue costs accrued	(573)	—	—
Prepayment option at inception – Senior Notes	17,829	—	—
Prepayment option at inception – Senior Secured Notes	10,562	—	—
Cumulative effect adjustment(1)	—	—	26,851
Non-cash additions	—	—	2,775
Interest paid	—	—	(984)
Interest accrued	—	—	1,288
Other	—	296	(236)
Impact of foreign exchange	(183,308)	(2,614)	(229)
Balance as at December 31, 2019	$3,712,799	$46,951	$28,582

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(1)      Relates to the impact of the implementation of IFRS 16, Leases

The net change in operating assets and liabilities was comprised of the following:

For the years ended December 31,	2021	2020	2019
Trade and other receivables	$(55,426)	$(4,173)	$(16,113)
Financial assets	3,206	161	(3,897)
Other assets	(21,017)	(7,286)	(13,183)
Trade and other payables	14,071	1,860	1,685
Financial liabilities	4,210	(651)	(2,125)
Other liabilities	(3,669)	25,107	19,691
	$(58,625)	$15,018	$(13,942)

Non-cash investing activities were comprised of:

For the years ended December 31,	2021	2020	2019
Satellite, property and other equipment	$10,406	$2,963	$29,234
Intangible assets	$—	$—	$(3,263)
C-band clearing proceeds	$(64,289)	$—	$—